JGH	Nuveen Global High Income Fund Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 140.3% (97.9% of Total Investments)

	CORPORATE BONDS – 105.2% (73.4% of Total Investments)

	Aerospace & Defense – 1.7%

$3,000	Bombardier Inc., 144A	7.500%	3/15/25	B	$2,996,250
1,075	Bombardier Inc., 144A	7.875%	4/15/27	B	1,070,539
1,700	TransDigm Inc.	6.375%	6/15/26	B–	1,787,125
1,000	TransDigm Inc.	7.500%	3/15/27	B3	1,087,500
	Total Aerospace & Defense				6,941,414

	Airlines – 1.9%

2,352	Air Canada, 144A	7.750%	4/15/21	BB+	2,519,580
2,000	Latam Finance Ltd, 144A	7.000%	3/01/26	BB–	2,131,340
3,000	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	B	3,061,500
	Total Airlines				7,712,420

	Auto Components – 2.8%

2,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	1,625,000
1,000	Adient US LLC, 144A	7.000%	5/15/26	Ba2	1,045,000
2,250	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.750%	2/01/24	BB+	2,340,000
1,275	IHO Verwaltungs GmbH, 144A, (cash 4.750%, PIK 5.500%)	4.750%	9/15/26	BB+	1,249,500
3,000	IHO Verwaltungs GmbH, 144A, (cash 6.375%, PIK 7.125%)	6.375%	5/15/29	BB+	3,030,000
1,900	Panther BF Aggregator 2 LP / Panther Finance Co Inc., 144A	8.500%	5/15/27	B	1,923,750
	Total Auto Components				11,213,250

	Automobiles – 1.5%

1,350	Aston Martin Capital Holdings Ltd, 144A	6.500%	4/15/22	B3	1,183,275
4,565	Ford Motor Credit Co LLC	5.584%	3/18/24	BBB	4,855,368
	Total Automobiles				6,038,643

	Banks – 0.8%

2,500	Royal Bank of Scotland Group PLC	6.100%	6/10/23	A–	2,722,994
445	Standard Chartered PLC, 144A	5.700%	3/26/44	A–	546,222
	Total Banks				3,269,216

	Building Products – 1.6%

1,870	American Woodmark Corp, 144A	4.875%	3/15/26	BB	1,884,025
1,524	Builders FirstSource Inc., 144A	5.625%	9/01/24	BB–	1,584,960
2,000	James Hardie International Finance DAC, 144A	5.000%	1/15/28	BBB–	2,075,000
1,000	Omnimax International Inc., 144A	12.000%	8/15/20	Caa1	990,000
	Total Building Products				6,533,985

	Capital Markets – 1.6%

2,000	DKT Finance ApS, 144A	9.375%	6/17/23	B–	2,149,000
2,000	Donnelley Financial Solutions Inc.	8.250%	10/15/24	B	2,075,000
2,410	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.250%	8/15/24	BB–	2,400,962
	Total Capital Markets				6,624,962

	Chemicals – 4.0%

3,000	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A, (WI/DD, Settling 10/11/19)	11.000%	4/15/25	B–	3,000,000
1,500	Chemours Co	5.375%	5/15/27	BB–	1,293,795
1,500	INEOS Group Holdings SA, 144A	5.625%	8/01/24	BB	1,544,820
840	Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A	7.000%	4/15/25	B	875,700
2,500	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BBB–	2,543,750
2,250	OCI NV, 144A	6.625%	4/15/23	BB	2,353,950
1,500	Olin Corp	5.125%	9/15/27	BB+	1,533,750

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Chemicals (continued)

$3,000	Starfruit Finco BV / Starfruit US Holdco LLC, 144A	8.000%	10/01/26	B–	$2,992,500
	Total Chemicals				16,138,265

	Commercial Services & Supplies – 4.7%

3,000	ADT Security Corp, 144A	4.875%	7/15/32	BB–	2,625,000
1,100	Allied Universal Holdco LLC / Allied Universal Finance Corp, 144A	6.625%	7/15/26	BB–	1,161,875
1,100	Allied Universal Holdco LLC / Allied Universal Finance Corp, 144A	9.750%	7/15/27	CCC+	1,146,332
1,500	Cimpress NV, 144A	7.000%	6/15/26	B	1,548,450
2,515	Covanta Holding Corp	5.875%	7/01/25	B1	2,621,887
3,250	GFL Environmental Inc., 144A	7.000%	6/01/26	CCC+	3,420,625
525	GFL Environmental Inc., 144A	8.500%	5/01/27	CCC+	582,094
2,250	Iron Mountain Inc., 144A	5.250%	3/15/28	BB–	2,325,870
1,500	RR Donnelley & Sons Co	6.500%	11/15/23	B–	1,537,500
2,000	Waste Pro USA Inc., 144A	5.500%	2/15/26	B+	2,061,920
	Total Commercial Services & Supplies				19,031,553

	Communications Equipment – 1.0%

1,775	CommScope Inc., 144A	8.250%	3/01/27	B–	1,727,852
2,000	IHS Netherlands Holdco BV, 144A	7.125%	3/18/25	B+	2,032,900
425	ViaSat Inc., 144A	5.625%	4/15/27	BB+	446,250
	Total Communications Equipment				4,207,002

	Construction & Engineering – 0.2%

1,000	Cornerstone Building Brands Inc., 144A	8.000%	4/15/26	B–	983,750

	Construction Materials – 1.3%

4,000	Cemex SAB de CV, 144A	5.700%	1/11/25	BB	4,114,840
1,000	Gates Global LLC / Gates Global Co, 144A	6.000%	7/15/22	B	996,250
	Total Construction Materials				5,111,090

	Consumer Finance – 4.1%

2,000	Ally Financial Inc.	4.625%	3/30/25	BBB–	2,152,500
3,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	2,617,500
1,250	Enova International Inc., 144A	8.500%	9/01/24	B2	1,165,625
2,000	Enova International Inc., 144A	8.500%	9/15/25	B2	1,817,500
1,000	Navient Corp	7.250%	9/25/23	BB	1,087,000
3,750	Refinitiv US Holdings Inc., 144A	8.250%	11/15/26	B+	4,139,062
4,000	TMX Finance LLC / TitleMax Finance Corp, 144A	11.125%	4/01/23	B–	3,700,000
	Total Consumer Finance				16,679,187

	Containers & Packaging – 0.6%

250	Berry Global Inc., 144A	5.625%	7/15/27	BB	258,750
2,000	Crown Americas LLC / Crown Americas Capital Corp IV	4.500%	1/15/23	BB–	2,100,000
	Total Containers & Packaging				2,358,750

	Distributors – 0.4%

1,500	American Builders & Contractors Supply Co Inc., 144A	5.875%	5/15/26	B+	1,571,250

	Diversified Consumer Services – 0.5%

2,000	frontdoor Inc., 144A	6.750%	8/15/26	B2	2,190,040

	Diversified Financial Services – 1.9%

2,000	Avation Capital SA, 144A	6.500%	5/15/21	BB–	2,070,000
2,925	Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	3,111,524
2,355	Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	2,430,360
	Total Diversified Financial Services				7,611,884

	Diversified Telecommunication Services – 4.2%

1,500	CenturyLink Inc.	5.800%	3/15/22	BB	1,580,625
800	Colombia Telecomunicaciones SA ESP, 144A	5.375%	9/27/22	BB+	808,000

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Diversified Telecommunication Services (continued)

$1,000	Consolidated Communications Inc.	6.500%	10/01/22	CCC+	$925,000
1,260	CSC Holdings LLC, 144A	10.875%	10/15/25	B	1,426,887
2,000	Embarq Corp	7.995%	6/01/36	BB	1,976,880
3,250	Sprint Capital Corp	6.875%	11/15/28	B+	3,543,150
2,000	Telecom Italia Capital SA	7.200%	7/18/36	BB+	2,330,020
2,400	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	2,513,518
2,000	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	2,044,600
	Total Diversified Telecommunication Services				17,148,680

	Electric Utilities – 2.4%

2,250	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energy, 144A	6.250%	12/10/24	BB+	2,350,125
1,500	Calpine Corp, 144A	5.250%	6/01/26	BB+	1,552,500
1,630	Empresas Publicas de Medellin ESP, 144A	4.250%	7/18/29	BBB	1,713,782
2,500	Talen Energy Supply LLC	6.500%	6/01/25	B3	1,900,000
1,250	Vistra Operations Co LLC, 144A	5.500%	9/01/26	BB	1,307,750
775	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	815,439
	Total Electric Utilities				9,639,596

	Electrical Equipment – 0.1%

375	MTS Systems Corp, 144A	5.750%	8/15/27	B+	390,000

	Electronic Equipment, Instruments & Components – 0.5%

1,925	Ingram Micro Inc.	5.450%	12/15/24	BBB–	1,994,427

	Energy Equipment & Services – 3.0%

1,200	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,273,452
3,000	Chesapeake Energy Corp	8.000%	6/15/27	B2	2,017,500
3,125	Ensign Drilling Inc., 144A	9.250%	4/15/24	BB–	2,921,875
2,000	FTS International Inc.	6.250%	5/01/22	B	1,630,000
800	Transocean Inc., 144A	9.000%	7/15/23	B–	830,000
2,000	Transocean Inc., 144A	7.250%	11/01/25	B–	1,762,500
3,300	Valaris plc	7.750%	2/01/26	B–	1,766,160
	Total Energy Equipment & Services				12,201,487

	Entertainment – 0.4%

2,000	AMC Entertainment Holdings Inc.	5.875%	11/15/26	B3	1,816,835

	Equity Real Estate Investment Trust – 0.5%

1,250	iStar Inc.	5.250%	9/15/22	BB	1,276,563
755	PLA Administradora Industrial S de RL de CV, 144A	4.962%	7/18/29	Baa3	769,164
	Total Equity Real Estate Investment trust				2,045,727

	Food & Staples Retailing – 1.0%

1,500	Albertsons Cos Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB–	1,668,750
2,000	JBS USA LUX SA / JBS USA Finance Inc., 144A	6.750%	2/15/28	BB–	2,215,000
	Total Food & Staples Retailing				3,883,750

	Food Products – 1.9%

1,050	BRF SA, 144A	4.875%	1/24/30	Ba2	1,036,875
1,000	JBS USA LUX SA / JBS USA Finance Inc., 144A	5.750%	6/15/25	BB–	1,041,820
2,500	MARB BondCo PLC, 144A	6.875%	1/19/25	BB–	2,613,750
3,000	Post Holdings Inc., 144A	5.625%	1/15/28	B+	3,180,000
	Total Food Products				7,872,445

	Gas Utilities – 0.8%

1,680	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB–	1,713,600
1,500	Superior Plus LP / Superior General Partner Inc., 144A	7.000%	7/15/26	BB	1,582,530
	Total Gas Utilities				3,296,130

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Health Care Providers & Services – 3.4%

$2,072	Acadia Healthcare Co Inc.	5.625%	2/15/23	B–	$2,110,850
2,000	Centene Corp, 144A	5.375%	6/01/26	BB+	2,095,000
3,390	CHS/Community Health Systems Inc.	6.250%	3/31/23	BB	3,367,456
2,650	HCA Inc.	5.625%	9/01/28	Ba2	2,952,895
475	HCA Inc.	5.875%	2/01/29	Ba2	531,406
1,000	Tenet Healthcare Corp	6.750%	6/15/23	B–	1,050,180
1,750	Tenet Healthcare Corp	4.625%	7/15/24	BB–	1,798,528
	Total Health Care Providers & Services				13,906,315

	Health Care Technology – 0.3%

2,295	Exela Intermediate LLC / Exela Finance Inc., 144A	10.000%	7/15/23	CCC+	1,279,463

	Hotels, Restaurants & Leisure – 5.3%

3,250	1011778 BC ULC / New Red Finance Inc., 144A	4.250%	5/15/24	BB	3,343,307
2,000	Golden Nugget Inc., 144A	6.750%	10/15/24	B3	2,050,000
2,500	Hilton Domestic Operating Co Inc.	5.125%	5/01/26	BB+	2,625,000
2,000	International Game Technology PLC, 144A	6.250%	1/15/27	BB+	2,222,500
675	Melco Resorts Finance Ltd, 144A	5.625%	7/17/27	BB	700,549
1,175	MGM China Holdings Ltd, 144A	5.875%	5/15/26	BB–	1,230,813
2,160	MGM Growth Properties Operating Partnership LP / MGP Finance Co–Issuer Inc.	4.500%	1/15/28	BB+	2,241,000
2,000	Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	2,063,600
1,500	Stars Group Holdings BV / Stars Group US Co–Borrower LLC, 144A	7.000%	7/15/26	B–	1,597,500
1,500	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB	1,541,250
2,000	Wynn Macau Ltd, 144A	5.500%	10/01/27	BB–	2,025,000
	Total Hotels, Restaurants & Leisure				21,640,519

	Household Durables – 1.7%

1,500	Beazer Homes USA Inc.	5.875%	10/15/27	B–	1,456,875
750	M/I Homes Inc.	5.625%	8/01/25	BB–	772,500
2,758	Mattamy Group Corp, 144A	6.500%	10/01/25	BB	2,895,900
1,750	TRI Pointe Group Inc.	5.250%	6/01/27	BB–	1,754,375
	Total Household Durables				6,879,650

	Independent Power & Renewable Electricity Producers – 0.8%

600	Azure Power Solar Energy Pvt Ltd, 144A	5.650%	12/24/24	Ba2	600,900
2,500	TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	2,600,000
	Total Independent Power & Renewable Electricity Producers				3,200,900

	Insurance – 1.0%

1,125	Acrisure LLC / Acrisure Finance Inc., 144A	10.125%	8/01/26	CCC+	1,175,625
2,000	Genworth Holdings Inc.	4.800%	2/15/24	B	1,840,000
1,000	Nationstar Mortgage Holdings Inc., 144A	9.125%	7/15/26	B	1,065,000
	Total Insurance				4,080,625

	Interactive Media & Services – 0.3%

1,500	Rackspace Hosting Inc., 144A	8.625%	11/15/24	B+	1,379,850

	Leisure Products – 0.8%

3,100	Mattel Inc., 144A	6.750%	12/31/25	BB–	3,234,664

	Machinery – 1.6%

1,000	Cloud Crane LLC, 144A	10.125%	8/01/24	B	1,070,000
1,500	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	1,582,500
1,880	Mueller Water Products Inc., 144A	5.500%	6/15/26	BB	1,964,600
2,000	Navistar International Corp, 144A	6.625%	11/01/25	B+	2,030,000
	Total Machinery				6,647,100

	Marine – 0.5%

2,000	Stena International SA, 144A	5.750%	3/01/24	BB–	2,005,000

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Media – 10.3%

$3,250		Altice France SA/France, 144A	7.375%	5/01/26	B	$3,488,745
2,150		Altice Luxembourg SA, 144A	10.500%	5/15/27	B–	2,423,050
2,000		AMC Networks Inc.	4.750%	8/01/25	BB	2,062,500
2,000		CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.500%	5/01/26	BB+	2,094,800
1,250		CSC Holdings LLC, 144A	5.375%	2/01/28	BB	1,317,187
1,675		Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	B	1,735,384
1,250		DISH DBS Corp	5.875%	11/15/24	B1	1,239,062
1,250		DISH DBS Corp	7.750%	7/01/26	B1	1,273,750
2,000		Entercom Media Corp, 144A	7.250%	11/01/24	B–	2,070,000
100		Entercom Media Corp, 144A	6.500%	5/01/27	B2	104,500
1,500		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	1,500,000
2,000		Meredith Corp	6.875%	2/01/26	B+	2,032,500
2,500		Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	2,507,000
1,550		Quebecor Media Inc.	5.750%	1/15/23	Ba2	1,685,625
250		Scripps Escrow Inc., 144A	5.875%	7/15/27	B	253,750
3,000		Sirius XM Radio Inc., 144A	5.000%	8/01/27	BB	3,094,350
2,500		UPC Holding BV, 144A	5.500%	1/15/28	B	2,593,750
2,250		Urban One Inc., 144A	7.375%	4/15/22	B2	2,193,750
3,500	CAD	Videotron Ltd, 144A	5.625%	6/15/25	BB+	2,831,200
2,000		Virgin Media Secured Finance PLC, 144A	5.250%	1/15/26	BB+	2,055,000
925		Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	964,313
2,247		VTR Finance BV, 144A	6.875%	1/15/24	BB–	2,311,601
—	(4) CAD	Yellow Pages Digital & Media Solutions Ltd, 144A	10.000%	11/01/22	B+	14
		Total Media				41,831,831

		Metals & Mining – 6.8%

2,750		Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	2,928,475
1,500		Aleris International Inc., 144A	10.750%	7/15/23	CCC+	1,578,750
3,000		AngloGold Ashanti Holdings PLC	6.500%	4/15/40	Baa3	3,350,643
565		Century Aluminum Co, 144A	7.500%	6/01/21	B+	556,525
1,000		Commercial Metals Co	5.375%	7/15/27	BB+	1,012,500
1,000		Constellium SE, 144A	6.625%	3/01/25	B	1,042,500
1,000		First Quantum Minerals Ltd, 144A	7.500%	4/01/25	B	985,000
2,000		First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B	1,905,000
1,500		Freeport-McMoRan Inc.	5.400%	11/14/34	Ba1	1,425,000
2,000		Gold Fields Orogen Holdings BVI Ltd, 144A	6.125%	5/15/29	Baa3	2,230,000
1,735		Hudbay Minerals Inc., 144A	7.250%	1/15/23	B+	1,791,387
2,200		Novolipetsk Steel Via Steel Funding DAC, 144A	4.700%	5/30/26	Baa2	2,358,831
3,500		Tronox Inc., 144A	6.500%	4/15/26	B–	3,333,750
2,485		Vale Overseas Ltd	6.875%	11/10/39	BBB–	3,165,294
		Total Metals & Mining				27,663,655

		Oil, Gas & Consumable Fuels – 10.8%

2,270		California Resources Corp, 144A	8.000%	12/15/22	B–	1,123,650
1,500		Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B–	1,391,250
1,875		Cosan Ltd, 144A	5.500%	9/20/29	BB	1,924,687
1,900		Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	1,939,786
1,150		Denbury Resources Inc., 144A	9.000%	5/15/21	B	1,066,625
2,900		Denbury Resources Inc., 144A	7.750%	2/15/24	B	2,240,250
2,100		Genesis Energy LP / Genesis Energy Finance Corp	6.500%	10/01/25	B+	2,047,500
125		Global Partners LP / GLP Finance Corp, 144A	7.000%	8/01/27	B+	128,750
1,000		Gulfport Energy Corp	6.375%	5/15/25	BB–	710,000
1,750		Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B+	1,763,946
2,500		Moss Creek Resources Holdings Inc., 144A	10.500%	5/15/27	B+	2,025,000
2,000		Oasis Petroleum Inc., 144A	6.250%	5/01/26	BB–	1,620,000
1,000		Parkland Fuel Corp, 144A	5.875%	7/15/27	BB	1,049,310
2,095		PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	2,170,944
2,175		Peabody Energy Corp, 144A	6.375%	3/31/25	BB	2,149,183
625		Pertamina Persero PT, 144A	4.700%	7/30/49	Baa2	648,272
1,929		Petrobras Global Finance BV, 144A	5.093%	1/15/30	BB–	2,012,236
3,146		Petroleos Mexicanos, 144A	6.490%	1/23/27	BBB+	3,267,908
2,000		Petroleos Mexicanos	5.350%	2/12/28	BBB+	1,911,260
3,000		Southwestern Energy Co	7.500%	4/01/26	BB	2,610,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,000	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	$2,052,500
1,000	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	1,060,000
1,800	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB	1,901,250
1,000	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	962,500
2,200	Tullow Oil PLC, 144A	6.250%	4/15/22	B+	2,223,100
1,250	Whiting Petroleum Corp	6.625%	1/15/26	BB–	843,750
1,000	WPX Energy Inc.	5.750%	6/01/26	BB	1,025,000
	Total Oil, Gas & Consumable Fuels				43,868,657

	Paper & Forest Products – 0.7%

3,000	Suzano Austria GmbH	5.000%	1/15/30	BBB–	3,008,100

	Personal Products – 0.2%

825	First Quality Finance Co Inc., 144A	5.000%	7/01/25	BB–	851,813

	Pharmaceuticals – 1.2%

425	Bausch Health Americas Inc., 144A	8.500%	1/31/27	B	476,978
966	Bausch Health Cos Inc., 144A	5.875%	5/15/23	B	978,075
1,000	Bausch Health Cos Inc., 144A	5.500%	11/01/25	Ba2	1,046,350
750	Bausch Health Cos Inc., 144A	7.000%	1/15/28	B	807,825
2,000	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	1,640,000
	Total Pharmaceuticals				4,949,228

	Real Estate Management & Development – 1.1%

2,750	Hunt Cos Inc., 144A	6.250%	2/15/26	BB–	2,695,000
1,700	Kennedy-Wilson Inc.	5.875%	4/01/24	BB	1,744,098
	Total Real Estate Management & Development				4,439,098

	Road & Rail – 1.3%

170	Avolon Holdings Funding Ltd, 144A	5.250%	5/15/24	BBB–	182,019
2,995	Hertz Corp, 144A	7.625%	6/01/22	B+	3,118,544
2,000	United Rentals North America Inc.	4.875%	1/15/28	BB–	2,080,000
	Total Road & Rail				5,380,563

	Software – 0.2%

925	SS&C Technologies Inc., 144A	5.500%	9/30/27	B+	966,648

	Specialty Retail – 3.4%

2,500	goeasy Ltd, 144A	7.875%	11/01/22	BB–	2,600,000
1,750	L Brands Inc.	6.875%	11/01/35	Ba1	1,519,875
1,500	PetSmart Inc., 144A	5.875%	6/01/25	B	1,492,500
1,000	PetSmart Inc., 144A	8.875%	6/01/25	CCC+	947,500
1,750	PGT Escrow Issuer Inc., 144A	6.750%	8/01/26	B	1,885,625
1,000	Sonic Automotive Inc.	6.125%	3/15/27	B+	1,016,250
1,500	Staples Inc., 144A	7.500%	4/15/26	B+	1,545,450
2,600	Staples Inc., 144A	10.750%	4/15/27	B–	2,671,500
	Total Specialty Retail				13,678,700

	Technology Hardware, Storage & Peripherals – 1.2%

1,190	NCR Corp	6.375%	12/15/23	BB	1,222,725
1,500	Seagate HDD Cayman	4.875%	6/01/27	Baa3	1,548,912
2,000	Western Digital Corp	4.750%	2/15/26	Baa3	2,057,500
	Total Technology Hardware, Storage & Peripherals				4,829,137

	Thrifts & Mortgage Finance – 0.4%

1,750	Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB	1,789,375

	Trading Companies & Distributors – 1.3%

2,500	Ashtead Capital Inc., 144A	5.250%	8/01/26	BBB–	2,653,125
1,000	Beacon Roofing Supply Inc., 144A	4.875%	11/01/25	B–	981,250

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Trading Companies & Distributors (continued)

$1,500	H&E Equipment Services Inc.	5.625%	9/01/25	BB–	$1,544,100
	Total Trading Companies & Distributors				5,178,475

	Transportation Infrastructure – 0.9%

975	Adani Ports & Special Economic Zone Ltd, 144A	4.375%	7/03/29	BBB–	1,017,855
1,500	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB–	1,575,750
1,300	Navigator Holdings Ltd, Reg S, 144A	7.750%	2/10/21	N/R	1,300,108
	Total Transportation Infrastructure				3,893,713

	U.S. Agency – 0.3%

1,500	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.250%	11/01/28	BB+	1,395,000

	Wireless Telecommunication Services – 4.0%

1,900	C&W Senior Financing DAC, 144A	6.875%	9/15/27	BB–	1,968,875
2,750	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	2,985,015
1,505	Inmarsat Finance PLC	6.500%	10/01/24	BB	1,580,250
2,150	Level 3 Financing Inc.	5.250%	3/15/26	BB	2,235,677
1,500	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,563,900
2,000	Oztel Holdings SPC Ltd, 144A	6.625%	4/24/28	Ba1	2,013,780
1,000	Sprint Corp	7.625%	3/01/26	B+	1,103,750
2,800	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	5.152%	3/20/28	Baa2	3,038,000
	Total Wireless Telecommunication Services				16,489,247
	Total Corporate Bonds (cost $423,065,994)				428,973,064

Principal Amount (000)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	SOVEREIGN DEBT – 14.9% (10.4% of Total Investments)

	Angola – 0.8%

$1,500	Angolan Government International Bond, 144A	8.250%	5/09/28	B3	$1,552,500
1,500	Namibia International Bonds, 144A	5.250%	10/29/25	Ba1	1,513,995
3,000	Total Angola				3,066,495

	Argentina – 0.4%

1,000	Argentine Republic Government International Bond	6.875%	4/22/21	Caa2	490,010
2,350	Argentine Republic Government International Bond	7.500%	4/22/26	Caa2	1,034,024
3,350	Total Argentina				1,524,034

	Bahrain – 0.5%

2,000	Bahrain Government International Bond, 144A	7.000%	10/12/28	BB–	2,242,388

	Brazil – 0.5%

2,000	Brazilian Government International Bond	4.500%	5/30/29	Ba2	2,082,000

	Costa Rica – 0.8%

2,900	Costa Rica Government International Bond, 144A	4.250%	1/26/23	B+	2,834,779
400	Costa Rica Government International Bond, 144A	7.000%	4/04/44	B+	396,504
3,300	Total Costa Rica				3,231,283

	Dominican Republic – 1.1%

3,000	Dominican Republic International Bond, 144A	5.500%	1/27/25	BB–	3,161,280
1,000	Dominican Republic International Bond, 144A	6.875%	1/29/26	BB–	1,127,510
4,000	Total Dominican Republic				4,288,790

	Ecuador – 0.4%

1,500	Ecuador Government International Bond, 144A	10.750%	1/31/29	B–	1,620,015

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Egypt – 0.8%

$3,000	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	$3,067,500

	El Salvador – 0.8%

2,100	El Salvador Government International Bond, 144A	7.750%	1/24/23	B–	2,289,021
725	El Salvador Government International Bond, 144A	7.650%	6/15/35	B+	777,570
2,825	Total El Salvador				3,066,591

	Ghana – 0.8%

3,325	Ghana Government International Bond, 144A	8.125%	3/26/32	B	3,336,278

	Guatemala – 0.8%

700	Guatemala Government Bond, 144A	4.375%	6/05/27	Ba1	714,000
2,350	Guatemala Government Bond, 144A	6.125%	6/01/50	BB	2,737,773
3,050	Total Guatemala				3,451,773

	Honduras – 0.8%

1,000	Honduras Government International Bond	8.750%	12/16/20	BB–	1,066,260
2,000	Honduras Government International Bond, 144A	6.250%	1/19/27	BB–	2,162,520
3,000	Total Honduras				3,228,780

	Iraq – 0.5%

2,000	Iraq International Bond, 144A	5.800%	1/15/28	N/R	1,947,444

	Jamaica – 0.5%

1,700	Jamaica Government International Bond	7.875%	7/28/45	B+	2,222,767

	Jordan – 0.4%

1,500	Jordan Government International Bond, 144A	5.750%	1/31/27	B+	1,536,630

	Kenya – 0.5%

2,000	Kenya Government International Bond, 144A	7.000%	5/22/27	B+	2,075,000

	Nigeria – 0.6%

1,000	Nigeria Government International Bond, 144A	7.625%	11/21/25	B+	1,097,844
1,425	Nigeria Government International Bond, 144A	7.875%	2/16/32	B+	1,499,368
2,425	Total Nigeria				2,597,212

	Oman – 0.6%

1,000	Oman Government International Bond, 144A	4.750%	6/15/26	Ba1	960,460
1,500	Oman Government International Bond, 144A	6.000%	8/01/29	Ba1	1,491,420
2,500	Total Oman				2,451,880

	Pakistan – 0.3%

1,450	Pakistan Government International Bond, 144A	6.875%	12/05/27	B–	1,428,613

	Senegal – 0.4%

1,500	Senegal Government International Bond, 144A	6.250%	5/23/33	Ba3	1,509,675

	South Africa – 0.7%

2,600	Republic of South Africa Government International Bond	5.875%	9/16/25	Baa3	2,831,868

	Sri Lanka – 0.7%

3,000	Sri Lanka Government International Bond, 144A	6.125%	6/03/25	B	2,909,972

	Turkey – 0.8%

2,500	Turkey Government International Bond	5.750%	3/22/24	BB–	2,490,640
900	Turkey Government International Bond	7.375%	2/05/25	BB–	955,917
3,400	Total Turkey				3,446,557

Principal Amount (000)	Description (2)	Coupon	Maturity		Ratings (3)	Value

	Ukraine – 0.4%

$1,425	Ukraine Government International Bond, 144A	7.750%	9/01/25		B	$1,494,469
$59,850	Total Sovereign Debt (cost $61,476,038)					60,658,014

Principal Amount (000)	Description (2)	Coupon	Maturity		Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.7% (4.7% of Total Investments)

	Automobiles – 0.7%

$3,000	General Motors Financial Co Inc.	5.750%	N/A (6)		BB+	$2,902,500

	Banks – 1.2%

3,000	Bank of America Corp	6.100%	N/A (6)		BBB–	3,277,500
1,500	Citigroup Inc.	5.000%	N/A (6)		BB+	1,518,300
4,500	Total Banks					4,795,800

	Capital Markets – 0.7%

2,000	Dresdner Funding Trust I, 144A	8.151%	6/30/31		Ba1	2,695,500

	Commercial Services & Supplies – 0.7%

2,500	AerCap Global Aviation Trust, 144A	6.500%	6/15/45		Ba1	2,700,000

	Food Products – 0.8%

2,000	Land O’ Lakes Inc., 144A	7.000%	N/A (6)		BB	1,890,000
1,500	Land O’ Lakes Inc., 144A	8.000%	N/A (6)		BB	1,507,500
3,500	Total Food Products					3,397,500

	Independent Power & Renewable Electricity Producers – 0.2%

1,000	AES Gener SA, 144A	7.125%	3/26/79		BB	1,050,000

	Insurance – 1.1%

2,000	Assurant Inc.	7.000%	3/27/48		BB+	2,230,000
2,000	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44		BBB	2,200,000
4,000	Total Insurance					4,430,000

	Wireless Telecommunication Services – 1.3%

2,000	Colombia Telecomunicaciones SA ESP, 144A	8.500%	N/A	(6)	BB–	2,047,500
3,000	Vodafone Group PLC	7.000%	4/04/79		BB+	3,449,845
5,000	Total Wireless Telecommunication Services					5,497,345
$25,500	Total $1,000 Par (or similar) Institutional Preferred (cost $26,131,774)					27,468,645

Principal Amount (000)	Description (2), (5)	Coupon	Maturity		Ratings (3)	Value

	CONTINGENT CAPITAL SECURITIES – 7.7% (5.4% of Total Investments)

	Banks – 6.9%

$1,400	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (6)		Ba2	$1,425,200
1,980	Banco Mercantil del Norte SA/Grand Cayman, 144A	6.750%	N/A (6)		BB	1,977,624
2,000	Barclays PLC	7.750%	N/A (6)		BB+	2,081,340
2,000	BNP Paribas SA, 144A	6.625%	N/A (6)		BBB–	2,107,500
2,000	Credit Agricole SA, 144A	7.875%	N/A (6)		BBB–	2,230,000
2,215	Credit Agricole SA, 144A	8.125%	N/A (6)		BBB–	2,605,394
925	Intesa Sanpaolo SpA, 144A	7.700%	N/A (6)		BB–	963,156
2,000	Lloyds Banking Group PLC	7.500%	N/A (6)		Baa3	2,144,200
2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (6)		Ba1	2,012,500
2,255	Royal Bank of Scotland Group PLC	7.500%	N/A (6)		BB+	2,302,919
3,115	Societe Generale SA, 144A	6.750%	N/A (6)		BB+	3,173,406
4,000	UBS Group Funding Switzerland AG, 144A	7.000%	N/A (6)		BBB–	4,248,000
935	UniCredit SpA, Reg S	8.000%	N/A (6)		B+	970,597
26,825	Total Banks					28,241,836

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (2), (5)			Coupon	Maturity	Ratings (3)	Value

	Capital Markets – 0.8%

$1,500	Credit Suisse Group AG, 144A			7.500%	N/A (6)	BB	$1,603,125
1,500	Credit Suisse Group AG, 144A			6.375%	N/A (6)	Ba2	1,552,500
3,000	Total Capital Markets						3,155,625
$29,825	Total Contingent Capital Securities (cost $29,563,717)						31,397,461

Principal Amount (000)	Description (2)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 5.1% (3.6% of Total Investments) (7)

	Auto Components – 0.4%

$1,650	Autokiniton Holdings, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB–	$1,579,875

	Commercial Services & Supplies – 0.8%

2,500	Dun & Bradstreet Corporation (The), Term Loan	7.054%	1-Month LIBOR	5.000%	2/08/26	BB	2,518,525
992	Packers Holdings, LLC, Term Loan B	5.318%	3-Month LIBOR	3.250%	12/04/24	B+	987,775
3,492	Total Commercial Services & Supplies						3,506,300

	Containers & Packaging – 0.9%

1,725	Plaze, Inc., Term Loan B	5.632%	3-Month LIBOR	3.500%	8/03/26	B2	1,722,844
1,825	Pregis TopCo Corporation, 1st Lien Term Loan	6.253%	3-Month LIBOR	4.000%	8/01/26	B	1,822,718
200	Tank Holding Corp., Term Loan B	6.178%	6-Month LIBOR	4.000%	3/26/26	B	200,334
3,750	Total Containers & Packaging						3,745,896

	Electric Utilities – 0.3%

1,250	Talen Energy Supply, LLC, Term Loan B	5.792%	1-Month LIBOR	3.750%	7/08/26	Ba3	1,250,000

	Health Care Equipment & Supplies – 0.5%

1,990	Auris Luxembourg III S.a.r.l., Term Loan B2	5.794%	1-Month LIBOR	3.750%	2/21/26	B+	1,981,911

	Health Care Providers & Services – 0.5%

1,985	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	6.554%	1-Month LIBOR	4.500%	11/16/25	B+	1,989,814

	Industrial Conglomerates – 0.6%

2,650	U.S. Renal Care, Inc., Term Loan B	7.063%	1-Month LIBOR	5.000%	6/14/26	B	2,516,175

	IT Services – 0.5%

1,990	NeuStar, Inc., Term Loan B5	6.544%	1-Month LIBOR	4.500%	8/08/24	BB–	1,962,021

	Paper & Forest Products – 0.4%

1,500	Clearwater Paper Corporation, Term Loan B	5.313%	1-Month LIBOR	3.250%	7/26/26	BB+	1,509,375

	Specialty Retail – 0.2%

995	PetSmart, Inc., Loan B	5.040%	1-Month LIBOR	3.000%	3/11/22	B	961,643
$21,252	Total Variable Rate Senior Loan Interests (cost $20,817,433)						21,003,010

Shares	Description (2)			Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.7% (0.4% of Total Investments)

	Food Products – 0.3%

50,000	CHS Inc.			7.100%		N/R	$1,330,500

Shares	Description (2)	Coupon		Ratings (3)	Value

	Oil, Gas & Consumable Fuels – 0.4%

60,000	NuStar Energy LP	8.500%		B1	$1,434,600
	Total $25 Par (or similar) Retail Preferred (cost $2,872,500)				2,765,100
	Total Long-Term Investments (cost $563,927,456)				572,265,294

Principal Amount (000)	Description (2)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.0% (2.1% of Total Investments)

	REPURCHASE AGREEMENTS – 3.0% (2.1% of Total Investments)

$12,202	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $12,202,350 collateralized $10,760,000 U.S. Treasury Bonds, 2.875%, due 5/15/43, value $12,449,858	0.850%	10/01/19		$12,202,062
	Total Short-Term Investments (cost $12,202,062)				12,202,062
	Total Investments (cost $576,129,518) – 143.3%				584,467,356
	Borrowings – (43.0)% (9), (10)				(175,200,000)
	Other Assets Less Liabilities – (0.4)% (11)				(1,528,281)
	Net Assets – 100%				$407,739,075

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Canadian Dollar	$3,562,979	U.S. Dollar	$2,691,265	Goldman Sachs Bank USA	10/04/19	$(1,780)
U.S. Dollar	2,709,717	Canadian Dollar	3,562,979	Goldman Sachs Bank USA	10/04/19	20,232.99
U.S. Dollar	2,693,627	Canadian Dollar	3,562,979	Goldman Sachs Bank USA	12/06/19	1,559.98
Total						$20,011
Total unrealized appreciation on forward foreign currency contracts						$21,791
Total unrealized depreciation on forward foreign currency contracts						$(1,780)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(74)	12/19	$(9,643,125)	$(9,759,350)	$116,225	$5,781

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$87,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(4,428,388)	$(4,428,388)

Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in the United States of America (U.S. GAAP) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (SEC) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Tem Investments:*
Corporate Bonds	$—	$428,973,064	$—	$428,973,064
Sovereign Debt	—	60,658,014	—	60,658,014
$1,000 Par (or similar) Institutional Preferred	—	27,468,645	—	27,468,645
Contingent Capital Securities	—	31,397,461	—	31,397,461
Variable Rate Senior Loan Interests	—	21,003,010	—	21,003,010
$25 Par (or similar) Retail Preferred	2,765,100	—	—	2,765,100

Short-Term Investments:				—
Repurchase Agreements	—	12,202,062	—	12,202,062

Investments in Derivatives:				—
Forward Foreign Currency Contracts**	—	20,011	—	20,011
Futures Contracts**	116,225	—	—	(9,643,125)
Interest Rate Swaps**	—	(4,428,388)		(4,428,388)
Total	$2,881,325	$577,293,879	$—	$580,175,204
*	Refer to the Fund’s Portfolio of Investments for industry and country classifications, where applicable.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(2)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Principal Amount (000) rounds to less than $1,000.

(5)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	Perpetual security. Maturity date is not applicable.

(7)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)	Borrowings as a percentage of Total Investments is 30.0%.

(10)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(11)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

LIBOR	London Inter-Bank Offered Rate

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.